45. Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions
Board of Directors' and Executive Board's

The following table shows the Board of Directors’ and Executive Board’s:

Thousand of reais	2020	2019	2018

Fixed Compensation	90,889	89,518	90,580
Variable Compensation - in cash	83,352	70,816	48,526
Variable Compensation - in shares	81,306	80,832	34,155
Others (1)	47,832	46,937	54,494
Total Short-Term Benefits	303,379	288,103	227,755
Variable Compensation - in cash	98,407	92,704	31,797
Variable Compensation - in shares	97,729	102,046	30,060
Total Long-Term Benefits	196,136	194,750	61,857
Total (2)	499,515	482,853	289,612
(1)	In the first half of 2018, Banco Santander management decided to provision and settle a certain benefit in advance, which was practiced by the Bank's liberality.

(2) Refers to the amount recognized as an expense for the year ended December 31, 2019 and deferred expense from previous years approved on each respective year, by Banco Santander and its subsidiaries to their Directors for the positions they hold at Banco Santander and other companies of the Santander Conglomerate. The amounts related to the Variable and Share-Based Compensation will be paid in the subsequent periods.

Direct interest common shares and preferred shares

The table below shows the direct interest (common shares and preferred shares) as of December 31, 2020, 2019 and 2018:

	2020
	Common		Preferred		Total
	Shares	Common	Shares	Preferred	Shares	Total
Stockholders'	(thousand)	Shares (%)	(thousand)	Shares (%)	(thousand)	Shares (%)
Sterrebeeck B,V, (1)	1,809,583	47.4%	1,733,644	47.1%	3,543,227	47.3%
Grupo Empresarial Santander, S,L, (1)	1,627,891	42.6%	1,539,863	41.8%	3,167,755	42.2%
Banco Santander, S.A. (1)	2,696	0.07%	-	0.0%	2,696	0.04%
Employees	2,046	0.05%	2,046	0.06%	4,092	0.05%
Directors (*)	4,034	0.11%	4,034	0.11%	8,067	0.11%
Others	353,616	9.3%	381,420	10.4%	735,036	9.8%
Total	3,799,866	99.5%	3,661,007	99.5%	7,460,873	99.5%
Treasury shares	18,829	0.5%	18,829	0.5%	37,658	0.5%
Total	3,818,695	100%	3,679,836	100%	7,498,531	100%
Free Float (2)	355,662	9.3%	383,466	10.4%	739,128	9.9%

	2019
	Common		Preferred		Total
	Shares	Common	Shares	Preferred	Shares	Total
Stockholders'	(thousand)	Shares (%)	(thousand)	Shares (%)	(thousand)	Shares (%)
Grupo Empresarial Santander, S,L, (1)	1,107,673	29.0%	1,019,645	27.7%	2,127,318	28.4%
Sterrebeeck B,V, (1)	1,809,583	47.4%	1,733,644	47.1%	3,543,227	47.3%
Banco Santander, S.A. (1)	521,964	13.7%	519,268	14.1%	1,041,232	13.9%
Employees	2,526	0.1%	2,533	0.1%	5,059	0.1%
Directors (*)	4,525	0.1%	4,524	0.1%	9,049	0.1%
Others	355,722	9.3%	383,519	10.4%	739,241	9.9%
Total	3,801,993	99.6%	3,663,133	99,5%	7,465,126	99,6%
Treasury shares	16,702	0.4%	16,702	0.5%	33,404	0.4%
Total	3,818,695	100%	3,679,835	100%	7,498,530	100%
Free Float (2)	358,248	9.4%	386,053	10.5%	744,301	9.9%

	2018
	Common		Preferred		Total
	Shares	Common	Shares	Preferred	Shares	Total
Stockholders'	(thousand)	Shares (%)	(thousand)	Shares (%)	(thousand)	Shares (%)
Grupo Empresarial Santander, S,L, (1)	1,107,673	29.0%	1,019,645	27.7%	2,127,318	28.4%
Sterrebeeck B,V, (1)	1,809,583	47.4%	1,733,644	47.1%	3,543,227	47.2%
Banco Santander, S.A. (1)	521,964	13.7%	519,268	14.1%	1,041,232	13.9%
Employees	2,986	0.1%	2,987	0.1%	5,973	0.1%
Administrators (*)	3,930	0.1%	3,930	0.1%	7,860	0.1%
Others	359,242	9.4%	387,045	10.5%	746,287	9.9%
Total	3,805,378	99.7%	3,666,519	99.6%	7,471,897	99.6%
Treasury shares	13,317	0.3%	13,317	0.4%	26,634	0.4%
Total	3,818,695	100%	3,679,836	100%	7,498,531	100%
Free Float (2)	362,228	9.5%	390,032	10.6%	752,260	10.0%

(1) Companies of the Santander Spain Group.

(2) Composed by Employees, Qatar Holding and other.

(*) None of the members of the Board of Directors and the Executive Board holds 1.0% or more of any class of shares.

Principal transactions and balances - Assets And Liabilities

Beginning in 2018, transactions and balances with key management personnel are shown. The main transactions and balance are as follows:

Thousand of reais	2020
	Parent (1)	Joint-controlled companies	Other Related-Party (2)

Assets	2,966,012	3,589,575	8,962,950
Financial assets for trading	(1,326,965)	-	(2,527,296)
Banco Santander, S.A. – Espanha (1)	(1,326,965)	-	-
Super Pagamentos e Administração de Meios Eletrônicos S.A.	-	-	(211,154)
Real Fundo de Investimento Multimercado Santillana Credito Privado (2)	-	-	(2,316,142)
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	4,240,680	3,587,028	10,446,557
Banco Santander, S.A. – Espanha (3)	4,240,680	-	-
PSA Corretora de Seguros e Serviços Ltda	-	-	113
Santander Digital Assets, SL	-	-	8,105
Santander Bank, National Association	-	-	10,315,450
Banco Santander Totta, S.A. (2)	-	-	1,250
Bank Zachodni (2)	-	-	171
Santander UK plc	-	-	92,703
Banco Santander, S.A. – México (2)	-	-	27,993
Banco RCI Brasil S.A.	-	3,587,028	-
Hyundai Corretora de Seguros Ltda	-	-	3
Integry Tecnologia e Serviços A,H,U Ltda,	-	-	45
Super Pagamentos e Administração de Meios Eletrônicos S.A.	-	-	532
Santander Global Technology, S,L,, SOCI	-	-	192
Loans and advances to customers	-	-	998,063
Zurich Santander Brasil Seguros e Previdência S.A. (4)	-	-	823,467
Zurich Santander Brasil Seguros S.A. (4)	-	-	57,081
Webmotors S.A.	-	-	18,455
Banco Santander Espanha (1)	-	-	224
Isban Mexico, S.A. de C,V,	-	-	122
Gesban Servicios Administrativos Globales, S,L,	-	-	23
Santander Brasil Gestão de Recursos Ltda	-	-	169
Gestora de Inteligência de Crédito	-	-	66,667
Loop Gestão de Patios S.A.	-	-	11,966
Key management Personnel (5)	-	-	19,889
Other Assets	52,297	2,547	34,589
Banco Santander, S.A. – Espanha (1)	52,297	-	-
Banco RCI Brasil S.A.	-	2,547	-
Zurich Santander Brasil Seguros e Previdência S.A. (4)	-	-	34,589
Guarantees and Limits	-	-	11,038
Key management Personnel (5)	-	-	11,038

Liabilities	(24,084,795)	(226,046)	(1,779,587)
Deposits of Brazil Central Bank and deposits of credit institutions	(10,456,623)	(226,046)	(37,214)
Banco Santander, S.A. – Espanha (1)	(10,456,623)	-	-
Super Pagamentos e Administração de Meios Eletrônicos S.A.	-	-	(36,390)
Loop Gestão de Pátios S.A.	-	-	(824)
Banco RCI Brasil S.A.	-	(226,046)	-
Securities	-	-	(117,368)
Key management Personnel (5)	-	-	(117,368)
Customer deposits	-	-	(869,888)
Zurich Santander Brasil Seguros e Previdência S.A. (4)	-	-	(64,836)
Santander Brasil Gestão de Recursos Ltda	-	-	(335)
Webmotors S.A.	-	-	(1,411)
Santander Securities Services Brasil DTVM S.A.	-	-	(581,543)
Santander Brasil Asset (2)	-	-	(100)
Gestora de Inteligência de Crédito	-	-	(149,257)
Key management Personnel (5)	-	-	(36,762)
Others	-	-	(35,644)
Other financial liabilities - Dividends and interest on capital Payable	(508,491)	-	-
Banco Santander Espanha	(195)	-	-
Grupo Empresarial Santander, S,L, (1)	(239,890)	-	-
Sterrebeeck B,V, (1)	(268,406)	-	-
Other Payables	(21)	-	(755,117)
Banco Santander Espanha (1)	(21)	-	-
Santander Brasil Asset (2)	-	-	(95)
Santander Securities Services Brasil DTVM S.A.	-	-	(9,373)
Zurich Santander Brasil Seguros e Previdência S.A. (4)	-	-	(78,686)
Key management Personnel (5)	-	-	(633,276)
Others	-	-	(33,687)
Debt Instruments Eligible to Compose Capital	(13,119,660)	-	-
Banco Santander Espanha (1)	(13,119,660)	-	-

Thousand of Reais	2019
	Parent (1)	Joint-controlled companies	Other Related-Party (2)

Assets	5,294,152	4,387,013	874,668
Financial assets for trading - Derivatives net	(763,547)	-	(113,931)
Banco Santander, S.A. – Espanha (1)	(763,547)	-	-
Real Fundo de Investimento Multimercado Santillana Credito Privado (2)	-	-	(113,931)
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	5,896,120	-	70,261
Banco Santander, S.A. – Espanha (3)	5,896,120	-	-
Banco Santander Totta, S.A. (2)	-	-	7,921
Bank Zachodni (2)	-	-	94
Santander UK plc	-	-	16,701
Banco Santander, S.A. – México (2)	-	-	45,545
Loans and advances to customers	912	20,367	884,696
Zurich Santander Brasil Seguros e Previdência S.A.	-	-	814,320
Zurich Santander Brasil Seguros S.A.	-	-	58,778
Webmotors S.A.	-	20,367	-
Banco Santander Espanha (1)	912	-	-
Isban Mexico, S.A. de C,V,	-	-	122
Gesban Servicios Administrativos Globales, S,L,	-	-	23
Santander Brasil Gestão de Recursos Ltda	-	-	169
Key management Personnel (5)	-	-	11,284
Loans and other values with credit institutions (1)	86,638	4,365,518	192
Banco Santander, S.A. – Espanha (1)	86,638	-	-
Banco RCI Brasil S.A.	-	4,365,518	-
Santander Global Technology, S,L,, SOCI	-	-	192
Other Assets	74,029	1,128	28,476
Banco Santander, S.A. – Espanha (1)	74,029	-	-
Banco RCI Brasil S.A.	-	1,128	-
Zurich Santander Brasil Seguros e Previdência S.A. (4)	-	-	28,476
Guarantees and Limits	-	-	4,974
Key management personnel (5)	-	-	4,974

Liabilities	(17,105,753)	(169,103)	(1,529,828)
Deposits of Brazil Central Bank and deposits of credit institutions	(42,060)	(167,017)	(20,571)
Banco Santander, S.A. – Espanha (1)	(42,060)	-	-
Real Fundo de Investimento Multimercado Santillana Credito Privado (2)	-	-	(20,571)
Banco RCI Brasil S.A.	-	(167,017)	-
Securities obligations	-	-	(89,074)
Key management personnel (5)	-	-	(89,074)
Customer deposits	-	(2,086)	(1,008,416)
Zurich Santander Brasil Seguros e Previdência S.A. (4)	-	-	(199,934)
Santander Brasil Gestão de Recursos Ltda	-	-	(332,916)
Webmotors S.A.	-	(2,082)	-
Santander Securities Services Brasil DTVM S.A.	-	-	(404,427)
Santander Brasil Asset (2)	-	-	(16,762)
Key Management personnel (5)	-	-	(36,104)
Others	-	(4)	(18,273)
Other financial liabilities - Dividends and interest on capital Payable	(6,874,602)	-	(12,226)
Banco Santander, S.A. – Espanha (1)	(1,067,623)	-	-
Grupo Empresarial Santander, S,L, (1)	(2,177,207)	-	-
Sterrebeeck B,V, (1)	(3,629,772)	-	-
Banco Madesant (2)	-	-	(1,948)
Key management personnel (5)	-	-	(10,278)
Other Payables	(13,130)	-	(399,541)
Banco Santander, S.A. – Espanha (1)	(13,130)	-	-
Santander Brasil Asset	-	-	(7,203)
Santander Securities Services Brasil DTVM S.A.	-	-	(5,066)
Zurich Santander Brasil Seguros e Previdência S.A. (4)	-	-	(21,219)
Key management personnel (5)	-	-	(357,249)
Others	-	-	(8,804)
Debt Instruments Eligible to Compose Capital	(10,175,961)	-	-
Banco Santander, S.A. – Espanha (1)	(10,175,961)	-	-

Thousand of Reais	2018
	Parent (1)	Joint-controlled companies	Other Related-Party (2)

Assets	8,169,537	3,112,734	1,381,770
Financial assets for trading - Derivatives net	(72,815)	205,337	266,027
Banco Santander, S.A. – Espanha (1)	(72,815)	-	-
Real Fundo de Investimento Multimercado Santillana Credito Privado (2)	-	-	266,027
Banco RCI Brasil S.A.	-	205,337	-
Loans and other values with credit institutions - Cash and overnight operations in foreign currency	8,194,590	-	146,988
Banco Santander Espanha (3)	8,194,590	-	-
Banco Santander Totta, S.A. (2)	-	-	7,883
Abbey National Treasury Services Plc (2)	-	-	87,260
Bank Zachodni (2)	-	-	193
Santander UK plc	-	-	46,615
Banco Santander, S.A. – México (2)	-	-	5,037
Loans and advances to customers	347	-	966,462
Zurich Santander Brasil Seguros e Previdência S.A. (4)	-	-	913,875
Zurich Santander Brasil Seguros S.A. (4)	-	-	45,851
Banco Santander Espanha (1)	347	-	-
Isban Mexico, S.A. de C,V,	-	-	122
Gesban Servicios Administrativos Globales, S,L,	-	-	23
Santander Brasil Gestão de Recursos Ltda	-	-	169
Santander Securities Services Brasil Participações S.A. (2)	-	-	927
Key management personnel (5)	-	-	5,495
Loans and other values with credit institutions (1)	15,143	2,905,947	2,293
Banco Santander Espanha	15,143	-	-
Banco RCI Brasil S.A.	-	2,905,947	-
BHJV Assessoria e Consultoria em Gestão Empresarial LTDA	-	-	10
Produban Brasil Tecnologia	-	-	2,091
Santander Global Technology, S,L,, SOCI	-	-	192
Other Assets	32,272	1,450	-
Banco Santander Espanha	32,272	-	-
Banco RCI Brasil S.A.	-	1,450	-

Liabilities	(23,166,005)	(38,380)	(2,975,342)
Deposits of Brazil Central Bank and deposits of credit institutions	(107,084)	(36,871)	(1,410,619)
Banco Santander, S.A. – Espanha (1)	(107,084)	-	-
Real Fundo de Investimento Multimercado Santillana Credito Privado (2)	-	-	(1,151,399)
Banco Santander Río S.A. (2)	-	-	(259,220)
Banco RCI Brasil S.A.	-	(36,871)	-
Securities obligations	-	-	(96,133)
Key management personnel (5)	-	-	(96,133)
Customer deposits	-	(1,509)	(1,134,675)
Santander Securities Services Brasil Participações S.A. (2)	-	-	(58,968)
Zurich Santander Brasil Seguros e Previdência S.A.	-	-	(234,249)
Gestora de Inteligência de Crédito	-	-	(190,674)
Santander Brasil Gestão de Recursos Ltda	-	-	(126,988)
Webmotors S.A.	-	(1,509)	-
Santander Securities Services Brasil DTVM S.A.	-	-	(427,209)
Santander Brasil Asset (2)	-	-	(18,639)
Key management personnel (5)	-	-	(37,889)
Others	-	-	(40,059)
Other financial liabilities - Dividends and interest on capital Payable	(3,922,473)	-	(5,544)
Banco Santander, S.A. – Espanha (1)	(609,159)	-	-
Grupo Empresarial Santander, S,L, (1)	(1,242,259)	-	-
Sterrebeeck B,V, (1)	(2,071,055)	-	-
Banco Madesant (2)	-	-	(1,112)
Key management personnel (5)	-	-	(4,432)
Other Payables	(9,603)	-	(424,504)
Banco Santander, S.A. – Espanha (1)	(9,603)	-	-
Santander Brasil Asset	-	-	(14,476)
Santander Securities Services Brasil DTVM S.A.	-	-	(4,291)
Zurich Santander Brasil Seguros e Previdência S.A. (4)	-	-	(16,924)
Key management personnel (5)	-	-	(381,292)
Others	-	-	(7,521)
Debt Instruments Eligible to Compose Capital	(19,126,845)	-	-
Banco Santander Espanha	(19,126,845)	-	-

(*) All loans and other amounts with related parties were made in the normal course of business and on a sustainable basis, including interest rates and guarantees and do not involve risks greater than normal collection or have other disadvantages.

(1) Banco Santander (Brasil) S.A. is indirectly controlled by Banco Santander Espanha (note 1-a), through the subsidiaries Grupo Empresarial Santander, S.L. and Sterrebeeck B.V.

(2) Refers to the parent company's subsidiaries (Banco Santander Espanha).

(3) As of December 31, 2020, it refers to cash and cash equivalents in the amount of R $ 2,459,371 (2019 - R $ 1,089,578 and 2018 - R $ 1,515,437).

(4) Significant influence of Banco Santander Espanha.

(5) The balance with key management personnel refers to operations contracted prior to the term of the mandates.

Principal transactions and balances - Income
Thousand of Reais	2020
	Parent (1)	Joint-controlled companies	Other Related-Party (2)

Income	(2,164,484)	204,209	1,442,100
Interest and similar income - Loans and amounts due from credit institutions	13,934	185,646	1,485
Banco RCI Brasil S.A.	13,934	-	-
Pessoal Chave da Administração	-	185,646	-
Key management personnel	-	-	1,485
Guarantees and Limits	-	-	61
Key management personnel	-	-	61
Interest expense and similar charges - Customer deposits	-	-	(19,215)
Santander Brasil Gestão de Recursos Ltda	-	-	(5.664)
Gestora de Inteligência de Crédito	-	-	(1.039)
Webmotors S.A.	-	-	(2)
Super Pagamentos e Administração de Meios Eletrônicos S.A.	-	-	(7.198)
Pessoal Chave da Administração	-	-	(4.657)
Others	-	-	(655)
Interest expense and similar charges - Deposits from credit institutions	(569,355)	(6,226)	(15,032)
Banco Santander – Espanha	(569,355)	-	-
Banco RCI Brasil S.A.	-	(6,226)	-
SAM Brasil Participações	-	-	(3)
Santander Securities Services Brasil DTVM S.A. (2)	-	-	(14,645)
Santander Asset management, S.A. SGIIC,	-	-	(384)
Fee and commission income (expense)	(2,002)	24,789	3,092,951
Banco Santander – Espanha	(2,002)	-	-
Banco RCI Brasil S.A.	-	24,789	-
Banco Santander International	-	-	45,261
Webmotors S.A.	-	-	223
Zurich Santander Brasil Seguros S.A.	-	-	321,008
Zurich Santander Brasil Seguros e Previdência S.A.	-	-	2,706,398
Key management personnel	-	-	308
Others	-	-	19,753
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	(541,693)	-	(413,101)
Banco Santander, S.A. – Espanha	(541,693)	-	-
Real Fundo de Investimento Multimercado Santillana Credito Privado	-	-	(396,689)
Santander Securities Services Brasil DTVM S.A. (2)	-	-	(4,662)
Zurich Santander Brasil Seguros e Previdência S.A.	-	-	(17,344)
Key management personnel	-	-	180
Others	-	-	5,414
Administrative expenses and Amortization	(202,787)	-	(1,354,006)
Banco Santander, S.A. – Espanha	(202,787)	-	-
ISBAN Chile S.A.	-	-	(20)
Aquanima Brasil Ltda,	-	-	(52,431)
TECBAN - Tecnologia Bancaria Brasil	-	-	(364,349)
Santander Securities Services Brasil DTVM S.A. (2)	-	-	(46,813)
Santander Global Technology, S,L,, SOCI	-	-	(358,364)
Key management personnel	-	-	(499,514)
Others	-	-	(32,515)
Others Administrative expenses - Donation	-	-	(19,630)
Santander Cultural	-	-	(330)
Fundação Santander	-	-	(1,600)
Instituto Escola Brasil	-	-	(700)
Fundação Sudameris	-	-	(17,000)
Result on the sale of assets not classified as non-current assets held for sale	-	-	168,588
Super Pagamentos e Administração de Meios Eletrônicos S.A.	-	-	168,588
Debt Instruments Eligible to Compose Capital	(862,581)	-	-
Banco Santander Espanha	(862,581)	-	-

Thousand of Reais	2019
	Parent (1)	Joint-controlled companies	Other Related-Party (2)

Income	(1,458,386)	226,141	1,254,022
Interest and similar income - Loans and advances to customers	219,060	437,322	630
Interest and similar income - Loans and amounts due from credit institutions	109,530	218,661	630
Banco Santander Espanha	109,530	-	-
Banco RCI Brasil S.A.	-	218,661	-
Key management personnel	-	-	630
Guarantees and Limits	-	-	24
Key management personnel	-	-	24
Interest expense and similar charges - Customer deposits	-	(25)	(27,433)
Santander Brasil Gestão de Recursos Ltda	-	-	(16,387)
Gestora de Inteligência de Crédito	-	-	(3,275)
Webmotors S.A.	-	(25)	-
Key management personnel	-	-	(7,747)
Others	-	-	(24)
Interest expense and similar charges - Deposits from credit institutions	(174)	(3,375)	(96,579)
Banco Santander – Espanha	(174)	-	-
Banco RCI Brasil S.A.	-	(3,375)	-
SAM Brasil Participações	-	-	(37)
Real Fundo de Investimento Multimercado Santillana Credito Privado	-	-	(67,821)
Santander Securities Services Brasil DTVM S.A. (2)	-	-	(27,595)
Santander Asset Management, S.A. SGIIC,	-	-	(1,126)
Fee and commission income (expense)	2,310	10,418	2,635,325
Banco Santander – Espanha	2,310	-	-
Banco RCI Brasil S.A.	-	10,201	-
Banco Santander International	-	-	35,294
Webmotors S.A.	-	217	-
Zurich Santander Brasil Seguros S.A.	-	-	231,920
Zurich Santander Brasil Seguros e Previdência S.A.	-	-	2,356,596
Key management personnel	-	-	343
Others	-	-	11,172
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	(724,169)	462	44,858
Banco Santander, S.A. – Espanha	(724,169)	-	-
Real Fundo de Investimento Multimercado Santillana Credito Privado	-	-	(598)
Santander Securities Services Brasil DTVM S.A. (2)	-	-	(2,297)
Zurich Santander Brasil Seguros e Previdência S.A.	-	-	43,858
Key management personnel	-	-	168
Others	-	462	3,727
Administrative expenses and Amortization	(153,332)	-	(1,283,788)
Banco Santander, S.A. – Espanha	(153,332)	-	-
ISBAN Chile S.A.	-	-	(28)
Aquanima Brasil Ltda,	-	-	(32,032)
TECBAN - Tecnologia Bancaria Brasil	-	-	(345,610)
Santander Securities Services Brasil DTVM S.A. (2)	-	-	(49,241)
Santander Global Technology, S,L,, SOCI	-	-	(336,952)
Key management personnel	-	-	(482,852)
Others	-	-	(37,073)
Others Administrative expenses - Donation	-	-	(19,015)
Fundação Santander	-	-	(1,615)
Instituto Escola Brasil			(1,300)
Fundação Sudameris	-	-	(16,100)
Debt Instruments Eligible to Compose Capital	(692,551)	-	-
Banco Santander Espanha	(692,551)	-	-

Thousand of Reais	2018
	Parent (1)	Joint-controlled companies	Other Related-Party (2)

Income	(972,799)	192,889	1,323,622
Interest and similar income - Loans and advances to customers	272,500	273,332	1,541
Key management personnel	-	-	461
Interest and similar income - Loans and amounts due from credit institutions	136,250	136,666	1,080
Banco Santander Espanha	136,250	-	-
Banco RCI Brasil S.A.	-	136,666	-
Abbey National Treasury Services Plc	-	-	157
Cibrasec	-	-	923
Interest expense and similar charges - Customer deposits	-	(92)	(23,146)
ISBAN Brasil S.A.	-	-	(90)
Santander Brasil Gestão de Recursos Ltda	-	-	(8,329)
Santander Cultural	-	-	(36)
Gestora de Inteligência de Crédito	-	-	(5,743)
Webmotors S.A.	-	(92)	-
Santander Brasil Tecnologia S.A. (current name of Produban Serviços de Informática S.A.)	-	-	(215)
Key management personnel	-	-	(8,707)
Others	-	-	(27)
Interest expense and similar charges - Deposits from credit institutions	(6,889)	(5,871)	(134,896)
Banco Santander – Espanha	(6,889)	-	-
Banco RCI Brasil S.A.	-	(5,871)	-
Santander Securities Services Brasil Participações S.A. (2)	-	-	(26,378)
SAM Brasil Participações	-	-	(47)
Real Fundo de Investimento Multimercado Santillana Credito Privado	-	-	(102,928)
Santander Securities Services Brasil DTVM S.A. (2)	-	-	(4,442)
Santander Asset Management, S.A. SGIIC,	-	-	(1,101)
Fee and commission income (expense)	6,213	32,960	2,653,014
Banco Santander – Espanha	6,213	-	-
Banco RCI Brasil S.A.	-	31,981	-
Banco Santander International	-	-	30,789
Webmotors S.A.	-	979	-
Zurich Santander Brasil Seguros S.A.	-	-	300,868
Zurich Santander Brasil Seguros e Previdência S.A.	-	-	2,302,295
Key management personnel	-	-	355
Others	-	-	18,707
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	(680,903)	29,226	(199,985)
Banco Santander, S.A. – Espanha	(680,903)	-	-
Real Fundo de Investimento Multimercado Santillana Credito Privado	-	-	(210,324)
Abbey National Treasury Services Plc	-	-	(17,726)
Banco RCI Brasil S.A.	-	29,226	-
Santander Securities Services Brasil DTVM S.A.	-	-	1,312
Zurich Santander Brasil Seguros e Previdência S.A.	-	-	40,305
Key management personnel	-	-	239
Others	-	-	(13,791)
Administrative expenses and Amortization	-	-	(952,432)
ISBAN Brasil S.A.	-	-	(14,210)
Santander Brasil Tecnologia S.A. (atual denominação da Produban Serviços de Informática S.A.)	-	-	(33,567)
ISBAN Chile S.A.	-	-	(24)
Aquanima Brasil Ltda,	-	-	(30,021)
TECBAN - Tecnologia Bancaria Brasil	-	-	(313,433)
Santander Securities Services Brasil DTVM S.A.	-	-	(46,884)
Santander Global Technology, S,L,, SOCI	-	-	(175,466)
Key management personnel			(289,612)
Others	-	-	(49,216)
Others Administrative expenses - Donation	-	-	(20,013)
Santander Cultural	-	-	(2,748)
Fundação Santander	-	-	(1,330)
Fundação Sudameris	-	-	(15,935)
Debt Instruments Eligible to Compose Capital	(427,470)	-	-
Banco Santander Espanha	(427,470)	-	-

(1) Banco Santander (Brasil) S.A. is indirectly controlled by Banco Santander Spain, through its subsidiary Grupo Empresarial Santander, S.L. and Sterrebeeck B.V.

(2) Refers to the Company's subsidiaries (Banco Santander, S.A .- Spain).